Income Tax (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax (Details) [Line Items]
Change in valuation allowance (in Dollars)	$ 3,262
Israel [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	23.00%
Korea [Member]
Income Tax (Details) [Line Items]
Local income tax rate	10.00%
Japan [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	33.59%
Minimum [Member] | Korea [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	10.00%
Maximum [Member] | Korea [Member]
Income Tax (Details) [Line Items]
Corporate tax rate	25.00%